EARNINGS PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic earnings per share	914	849	914	850
Weighted average number of shares used in the computation of diluted earnings per share	920	859	922	859
Net income attributable to ordinary shareholders	$ 188	$ 539	$ 758	$ 985
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	1,022		1,022		1,016
Treasury, shares	108		108		108
Weighted Average Of Mandatory Convertible Preferred Shares	59		59